Label	Element	Value
Carillon Reams Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
CARILLON SERIES TRUST
Carillon Reams Core Bond Fund

SUPPLEMENT DATED MARCH 20, 2020 TO THE
PROSPECTUS AND SUMMARY PROSPECTUSES
DATED MARCH 1, 2020

In light of recent market events we wanted to confirm our commitment to providing uninterrupted delivery of our investment products and services to clients around the world while at the same time safeguarding the health and safety of our associates. As a global enterprise, we prepare for events that have the potential to disrupt business, such as the current coronavirus outbreak. In addition, we are communicating with our key service providers and remain confident that they have sufficient business continuity plans to continue to provide our Funds with the level of service we expect.

3.	Carillon Reams Core Bond Fund, Carillon Reams Core Plus Bond Fund, Carillon Reams Unconstrained Fund (each, a “Fixed Income Fund”).

Effective immediately, the paragraph that begins with “Fixed income market risk” in the “Principal Risks” section of each Fixed Income Fund’s Summary Prospectus is hereby deleted in its entirety and replaced with the following:

•
Fixed income market risk is the risk that market conditions or other events that impact fixed income issuers, including adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, such as natural disasters, public health crises or pandemics (such as COVID-19), governments’ reactions to and public perceptions concerning these developments, and adverse investor sentiment, will have an adverse effect on the fund. Events in the fixed income markets may lead to periods of volatility, unusual liquidity issues and, in some cases, credit downgrades and increased likelihood of default. Such events may cause the value of securities owned by the fund to go up or down, sometimes rapidly or unpredictably, and may lead to increased redemptions, which could cause the fund to experience a loss when selling securities to meet redemption requests by shareholders.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE